Income taxes - Reconciliation of German statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory income tax rate, percent	31.20%	31.20%	31.20%
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Germany	€ (151,890)	€ (119,273)	€ 23,387
Other countries	26	(974)	(97)
Income/(loss) before income taxes	(151,864)	(120,247)	23,290
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense/(benefit) at German tax rate	(47,419)	(37,547)	7,272
Foreign rate differential	(1)	175	17
Expected tax expense/(benefit)	(47,420)	(37,372)	7,289
Tax effect from:
Non-deductible share-based compensation	2,968	4,791	5,390
Deductible share-based compensation liability awards	(401)	0	0
Non-deductible corporate costs	1,013	234	121
Goodwill impairment	56,807	32,674	0
Prior period taxes	(5)	192	(294)
Movement in valuation allowance	13	(57)	80
Movement in uncertain tax positions	(686)	6,311	56
Income tax effect resulting from weekengo asset deal transaction	0	0	1,938
Initial recognition of tax deductible goodwill and intangibles	0	0	(1,938)
Other differences	102	(203)	(56)
Income tax expense	€ 12,391	€ 6,570	€ 12,586